Business Combinations - Additional Information (Detail) kr in Thousands		12 Months Ended
	Nov. 11, 2021 Employee	Dec. 31, 2021 SEK (kr)	Dec. 31, 2020 SEK (kr)	Nov. 01, 2020 SEK (kr)	Dec. 31, 2019 SEK (kr)
Acquisitions 2019-2021 [member]
Disclosure Of Business Combinations [Line Items]
Cash flow effect pursuant to business combinations		kr 256,000	kr 9,534,000
Goodwill recognised as of acquisition date		677,000	7,108,000		kr 199,000
Consideration transferred, acquisition-date fair value		kr 256,000	kr 9,848,000		kr 1,957,000
Cradlepoint [member]
Disclosure Of Business Combinations [Line Items]
Date of acquisition		Nov. 01, 2020	Nov. 01, 2020
Increase Adjustment to Goodwill Recognized On Acquisition Date		kr 480
Goodwill recognised as of acquisition date		7,500
Increase Adjustment to Deferred Revenuses Recognized On Acquisition Date		350
Decrease Adjustment to Intangibles Recognized On Acquisition Date		130
Adjustment to Income Statement Towards Purchase Price Allocation Changes		kr 100
Consideration transferred, acquisition-date fair value				kr 9,500,000
Quortus [Member]
Disclosure Of Business Combinations [Line Items]
Date of acquisition		Nov. 01, 2021
Number of Employees Acquired | Employee	29
Divestments [Member]
Disclosure Of Business Combinations [Line Items]
Cash flow effect pursuant to business combinations		kr 273,000	kr 4,000